OTHER LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Employee benefit plans	$ 703,672	$ 1,118,478
Termination payment plans	365,183	210,425
Total	1,068,855	1,328,903
Termination payment plans	746,067	630,459
Dividends payable to third parties minority	223,891	297,707
Others	332,826	382,410
Total	$ 1,302,784	$ 1,310,576